PROVISION FOR FLOW THROUGH SHARE ISSUANCES (Details Narrative) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Provision For Flow Through Share Issuances
Provision for tax and related obligations	$ 225,833	$ 233,285	$ 216,924